Financial Instruments-risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financial Instruments-risk management [Abstract]
Net Debt	$ 291,449	$ 285,109
Total Equity	126,840	141,593	$ 200,167	$ 479,126
Capital	$ 418,289	$ 426,702
Gearing Ratio	70.00%	67.00%